Income Taxes - Schedule of Reconciliation to Effective Tax Amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
U.S. federal statutory tax rate	$ 299	$ 285	$ 251
State and local income taxes, net of federal income tax effect	48	54	48
Nontaxable or nondeductible items	5	5	4
Change in unrecognized tax benefits	(8)	2	3
Excess accumulated deferred income taxes	(39)	(37)	(51)
Other	6	(1)	(3)
Provision for income taxes	$ 311	$ 308	$ 252
Percent
U.S. federal statutory tax rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax effect	3.40%	4.00%	4.00%
Nontaxable or nondeductible items	0.40%	0.30%	0.30%
Change in unrecognized tax benefits	(0.60%)	0.20%	0.20%
Excess accumulated deferred income taxes	(2.80%)	(2.70%)	(4.20%)
Other	0.50%	(0.10%)	(0.20%)
Effective tax rate	21.90%	22.70%	21.10%